SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 21, 2025	Jan. 10, 2025	Oct. 08, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized				1,000,000		1,000,000		1,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued				0		0		0
Preferred stock, shares outstanding				0		0		0
Capital contribution					$ 6,900,000	$ 6,900,000
Share price				$ 10.00		$ 10.00
IPO [Member]
Class of Stock [Line Items]
Share price	$ 0.083
Sale of units in initial public offering	19,000,000
IPO [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares	1,125,000			1,125,000
Sale of units in initial public offering	1,500,000			2,625,000		2,625,000
Founder [Member]
Class of Stock [Line Items]
Capital contribution			$ 25,000
Share price			$ 0.004
Number of shares issued		6,708,333	5,750,000
Founder [Member] | Maximum [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares		875,000
Founder [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued	5,203,333	958,333
Subject to forfeiture, shares	375,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares		125,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000		200,000,000		200,000,000
Common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued				690,000		690,000		0
Common stock, shares outstanding				690,000		690,000		0
Subject to possible redemption, shares						19,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				20,000,000		20,000,000		20,000,000
Common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued				6,333,333		6,333,333	[1],[2]	6,708,333	[1],[2]
Common stock, shares outstanding				6,333,333		6,333,333	[1],[2]	6,708,333	[1],[2]
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares	1,125,000

[1]	As of December 31, 2024, this amount includes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 5). Subsequently, on January 21, 2025, the Underwriters partially exercised their over-allotment option in the amount of 1,500,000 Units and forfeited the remaining unexercised balance of 1,125,000 Units.
[2]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (Note 7). All share and per share data have been retrospectively presented.